Shareholder Report, Average Annual Return (Details)	12 Months Ended	21 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000016760
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000016763
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
C000016764
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000239806
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000016760
Average Annual Return [Line Items]
Average Annual Return, Percent	24.24%		11.45%	6.51%
Without Sales Load [Member] | C000016763
Average Annual Return [Line Items]
Average Annual Return, Percent	23.32%		10.62%	5.71%
Without Sales Load [Member] | C000016764
Average Annual Return [Line Items]
Average Annual Return, Percent	24.59%		11.73%	6.78%
Without Sales Load [Member] | C000239806
Average Annual Return [Line Items]
Average Annual Return, Percent	24.59%	19.31%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%		15.92%	12.98%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	27.14%	22.32%